MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2024	2025
Level 2 securities:
U.S government and agency bonds	$-	$5,280
Corporate bonds*	4,425	7,686
Total	$4,425	$12,966

Schedule of Changes in Fair Value of Marketable Securities
	December 31,
	2024	2025
Balance at beginning of the year	$20,471	$4,425
Additions	-	14,078
Sale or maturity	(15,871)	(5,511)
Changes in fair value during the year	(175)	(26)
Balance at end of the year	$4,425	$12,966